SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20548

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Highland Corporate Opportunities Fund

Two Galleria Tower

13455 Noel Road, Suite 1300

Dallas, TX 75240

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21766

_______________

1.	Title of the class of securities of Highland Corporate Opportunities Fund (the "Company") to be redeemed:

Series P Preferred Shares (the "Shares")

2.	The date on which the securities are to be called or redeemed:

December 21, 2006

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3 of the Statement of Preferences of the Series P Preferred Shares.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the outstanding 105 Shares, representing a liquidation preference of $463,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 21st day of November, 2006.

HIGHLAND CORPORATE OPPORTUNITIES FUND

By:	/s/ M. Jason Blackburn
Name:	M. Jason Blackburn
Title:	Secretary